Transactions with Directors and Other Key Management Personnel - Summary of Remuneration of the Directors and Other Key Management Personnel (Details)	12 Months Ended
	Dec. 31, 2023 GBP (£)	Dec. 31, 2022 GBP (£) individual	Dec. 31, 2021 GBP (£) individual
Disclosure Of Directors And Key Management Remuneration [Line Items]
Salaries and fees	£ 4,733,761	£ 4,696,699	£ 5,488,388
Performance-related payments	1,002,607	3,701,569	3,431,294
Other fixed remuneration (pension and other allowances & non-cash benefits)	222,538	906,201	929,935
Expenses	0	27,715	17,097
Total remuneration	5,958,906	9,332,184	9,866,714
Compensation for loss of office	0	1,713,256	356,054
Short-term employee benefits	18,449,360	22,627,595	20,553,672
Post-employment benefits	858,437	1,026,848	988,829
Total compensation	19,307,797	£ 25,367,699	£ 21,898,555
Number key management persons who receives termination benefit | individual		3
Number of Directors who received termination payment | individual		2	2
Director
Disclosure Of Directors And Key Management Remuneration [Line Items]
Compensation for loss of office	£ 0	£ 172,856	£ 356,054
Key Management Personnel
Disclosure Of Directors And Key Management Remuneration [Line Items]
Compensation for loss of office		£ 1,540,400